Trade and Other Payables, Accruals and Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Current Trade and Other Payables

	As of December 31,
	2021	2020
	$’000	$’000
Trade payables	17,178	3,739
Accruals	36,366	15,409
Provisions	490	3,227
Taxation and Social Security	4,039	4,006
Employee loans	1,193	—
Other	276	—
	59,542	26,381